UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-5582

Oppenheimer Government Cash Reserves

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  July 31

Date of reporting period:  1/31/2017

Item 1.  Reports to Stockholders.

Semiannual Report 1/31/2017

OppenheimerFunds®
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Oppenheimer Government Cash Reserves

2         OPPENHEIMER GOVERNMENT CASH RESERVES

Fund Update

On September 28, 2016, the Fund converted from Oppenheimer Cash Reserves to Oppenheimer Government Cash Reserves.1 As such, the Fund now operates as a government money market fund, which requires that it invest 99.5% or more of its total assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash. As a government money market fund, the Fund invests primarily in government agency securities, such as Federal Home Loan Bank System obligations, and short-term repurchase agreements collateralized by agency and treasury securities. Under the new rules adopted by the Securities and Exchange Commission (“SEC”), the Fund posts current and historical Fund metrics on the oppenheimerfunds.com website. Among these are the market based net asset value (NAV), Daily Liquid Assets, Weekly Liquid Assets and Fund Net Inflows or Outflows.

Fund Performance Discussion

Throughout the reporting period, the Fund continued to offer very strong liquidity and a stable $1.00 NAV, while providing competitive income. Throughout the year, short-term government market rates began to rise in anticipation of a Federal Reserve (the “Fed”) hike. The Fund benefited from these upticks as it was able to reinvest at higher rates. The Fund benefited further in December when the Fed followed through and increased the Federal Funds rate.

Christopher Proctor, CFA Portfolio Manager	Adam S. Wilde, CFA Portfolio Manager

1. In connection with new rules governing money market funds fully implemented in October 2016, effective September 28, 2016, Oppenheimer Cash Reserves changed its name to Oppenheimer Government Cash Reserves, and made changes to its investment strategies that will enable it to operate as a government money market fund. See the Fund’s prospectus for more information.

3        OPPENHEIMER GOVERNMENT CASH RESERVES

Portfolio Allocation

U.S. Government Agencies	63.9%
Repurchase Agreements	29.1
U.S. Government Obligations	6.7
Short-Term Notes/Commercial Paper	0.3

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2017, and are based on the total market value of investments. For more current Fund holdings, please visit oppenheimerfunds.com.

Performance

CURRENT YIELD

For the 7-Day Period Ended 1/31/17

	With Compounding	Without Compounding
Class A (CRSXX)	0.01%	0.01%
Class B (CRBXX)	0.01	0.01
Class C (CSCXX)	0.01	0.01
Class R (CSNXX)	0.01	0.01

CURRENT YIELD

For the Six Months Ended 1/31/17

	With Compounding	Without Compounding
Class A (CRSXX)	0.01%	0.01%
Class B (CRBXX)	0.01	0.01
Class C (CSCXX)	0.01	0.01
Class R (CSNXX)	0.01	0.01

Compounded yields assume reinvestment of dividends. The seven-day yield without compounding is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account’s compounded interest rate. Unlike an investment in the Fund, the FDIC generally insures deposits in savings accounts.

Performance data quoted represents past performance, which does not guarantee future results. Yields include dividends in a hypothetical investment for the periods shown. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). The yields take into account voluntary fee waivers and/or expense reimbursements, without which yields would have been lower. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The Fund’s performance shown does not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income paid by the Fund. There is no guarantee that the

4        OPPENHEIMER GOVERNMENT CASH RESERVES

Fund will maintain a positive yield. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

5        OPPENHEIMER GOVERNMENT CASH RESERVES

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6        OPPENHEIMER GOVERNMENT CASH RESERVES

Actual	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During 6 Months Ended January 31, 2017

Class A	$1,000.00	$1,000.10	$2.27

Class B	1,000.00	1,000.10	2.27

Class C	1,000.00	1,000.10	2.27

Class R	1,000.00	1,000.10	2.27

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,022.94	2.30

Class B	1,000.00	1,022.94	2.30

Class C	1,000.00	1,022.94	2.30

Class R	1,000.00	1,022.94	2.30

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2017 are as follows:

Class	Expense Ratios

Class A	0.45%

Class B	0.45

Class C	0.45

Class R	0.45

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

7        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF INVESTMENTS January 31, 2017 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Short-Term Notes/Commercial Paper—0.3%

Municipal—0.3%

Pima County, AZ Industrial Development
Authority, 0.66%[1] (Cost $2,000,000)	2/7/17	2/7/17	$2,000,000	$2,000,000

U.S. Government Agencies—63.8%

Fannie Mae, 0.49%	2/2/17	2/2/17	4,000,000	3,999,946

Federal Agricultural Mortgage Corp.:
0.706%[1]	2/25/17	7/25/17	5,000,000	5,000,000
0.73%[1]	2/1/17	12/1/17	5,000,000	5,000,000
0.74%[1]	2/1/17	12/27/17	3,000,000	3,000,000
0.741%[1]	2/3/17	1/3/18	6,000,000	6,000,000
0.741%[1]	2/3/17	11/3/17	5,000,000	5,000,000
0.76%[1]	2/1/17	12/1/17	3,000,000	3,000,000
0.826%	9/25/17	9/25/17	5,000,000	4,973,122
0.846%	10/16/17	10/16/17	4,000,000	3,976,013
2.52%	9/15/17	9/15/17	1,400,000	1,415,286

Federal Farm Credit Bank:
0.71%[1]	2/1/17	2/1/17	4,000,000	4,000,000
0.736%[1]	2/7/17	11/20/17	3,000,000	3,000,831
0.77%[1]	2/1/17	3/9/18	2,450,000	2,452,159
0.777%[1]	2/13/17	10/13/17	2,000,000	2,001,246
0.786%[1]	2/27/17	11/27/17	4,835,000	4,837,267
0.786%[1]	2/22/17	9/22/17	3,000,000	3,000,505
0.818%[1]	2/17/17	4/17/17	10,000,000	10,003,454
0.847%[1]	2/20/17	11/20/17	1,000,000	1,001,912
0.85%[1]	2/1/17	5/14/18	5,000,000	5,000,000
1.125%	9/22/17	9/22/17	1,000,000	1,001,795

Federal Home Loan Bank:
0.396%	2/3/17	2/3/17	15,000,000	14,999,671
0.437%	2/24/17	2/24/17	10,000,000	9,997,211
0.451%	3/29/17	3/29/17	3,000,000	2,997,900
0.456%	3/31/17	3/31/17	10,000,000	9,992,669
0.459%	3/24/17	3/24/17	11,000,000	10,992,860
0.468%	2/8/17	2/8/17	30,200,000	30,197,257
0.47%	2/7/17	2/7/17	7,800,000	7,799,389
0.476%	2/17/17	2/17/17	5,000,000	4,998,945
0.48%	2/1/17	2/1/17	12,000,000	12,000,000
0.493%	4/21/17	4/21/17	7,000,000	6,992,451
0.496%	4/5/17	4/5/17	3,200,000	3,197,228
0.50%	2/13/17	2/13/17	9,600,000	9,598,400
0.508%	2/10/17	2/10/17	20,036,000	20,033,458
0.526%	3/1/17	3/1/17	5,000,000	4,997,958
0.53%	3/13/17	3/13/17	1,700,000	1,698,999
0.53%	3/15/17	3/15/17	2,000,000	1,998,763
0.541%	3/28/17	3/28/17	4,200,000	4,196,535
0.551%	4/26/17	4/26/17	5,000,000	4,993,583

8        OPPENHEIMER GOVERNMENT CASH RESERVES

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

U.S. Government Agencies (Continued)

Federal Home Loan Bank: (Continued)
0.599%[1]	2/19/17	4/19/17	$10,000,000	$9,999,998
0.601%	4/28/17	4/28/17	2,000,000	1,997,133
0.605%[1]	4/10/17	7/10/17	8,000,000	8,000,000
0.612%[1]	4/27/17	7/27/17	4,000,000	3,999,413
0.622%	6/2/17	6/2/17	5,000,000	4,989,581
0.625%[1]	4/6/17	7/6/17	10,000,000	10,000,000
0.625%	10/26/17	10/26/17	7,000,000	6,992,678
0.632%	7/24/17	7/24/17	5,000,000	4,984,863
0.637%	7/28/17	7/28/17	8,000,000	7,975,023
0.639%	7/26/17	7/26/17	5,000,000	4,984,527
0.641%	7/21/17	7/21/17	4,000,000	3,987,930
0.642%	8/1/17	8/1/17	6,000,000	5,980,693
0.65%	4/28/17	4/28/17	2,000,000	2,000,000
0.655%[1]	2/24/17	4/24/17	8,000,000	8,000,000
0.656%[1]	2/21/17	4/21/17	3,000,000	3,000,000
0.662%	6/21/17	6/21/17	6,995,000	6,977,046
0.666%[1]	2/16/17	5/16/17	5,000,000	5,000,000
0.691%[1]	3/1/17	9/1/17	2,000,000	2,001,312
0.70%	6/5/17	6/5/17	5,000,000	5,000,000
0.706%[1]	2/22/17	11/22/17	5,000,000	4,999,481
0.717%[1]	2/25/17	2/23/18	5,000,000	5,000,000
0.726%[1]	2/22/17	11/22/17	5,000,000	5,000,000
0.74%	9/22/17	9/22/17	5,000,000	5,000,000
0.75%	8/23/17	8/23/17	5,000,000	5,000,000
0.751%[1]	3/8/17	3/8/18	4,000,000	4,000,000
0.766%[1]	2/3/17	2/3/17	5,000,000	5,000,028
0.781%[1]	2/8/17	12/8/17	5,000,000	4,999,786
0.785%[1]	4/6/17	4/6/18	5,000,000	5,000,000
0.786%[1]	2/28/17	11/28/17	3,000,000	3,000,164
0.796%[1]	2/28/17	4/28/17	10,000,000	10,000,000
0.807%[1]	2/4/17	8/4/17	5,000,000	5,000,000
0.813%[1]	2/5/17	9/5/17	5,000,000	5,001,855
0.826%[1]	2/28/17	6/28/17	5,000,000	5,002,290
0.836%[1]	2/7/17	12/7/17	11,000,000	11,012,322
0.841%[1]	2/7/17	12/7/17	2,500,000	2,505,293
0.843%[1]	2/5/17	12/5/17	2,000,000	2,002,052
0.847%[1]	2/9/17	8/9/17	12,000,000	12,017,058
0.905%[1]	2/25/17	8/25/17	3,045,000	3,050,523
0.957%[1]	4/27/17	10/27/17	3,000,000	3,005,557
2.25%	9/8/17	9/8/17	6,000,000	6,052,728

Federal Home Loan Mortgage Corp.:
0.75%	7/14/17	7/14/17	3,000,000	3,000,253
0.75%	1/12/18	1/12/18	2,000,000	1,995,924
0.807%[1]	2/13/17	11/13/17	2,000,000	2,002,532
1.00%	12/15/17	12/15/17	3,000,000	3,002,625
1.00%	7/25/17	7/25/17	2,000,000	2,002,699

9        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

U.S. Government Agencies (Continued)

Freddie Mac:
0.459%	2/7/17	2/7/17	$5,000,000	$4,999,618
0.471%	4/6/17	4/6/17	5,100,000	5,095,739
0.476%	3/3/17	3/3/17	3,000,000	2,998,813
0.479%	2/28/17	2/28/17	2,000,000	1,999,283
0.501%	5/16/17	5/16/17	5,000,000	4,992,778
5.125%	11/17/17	11/17/17	2,000,000	2,067,785

Tennessee Valley Authority:
0.50%	2/14/17	2/14/17	11,000,000	10,998,014
0.51%	2/7/17	2/7/17	14,500,000	14,498,768

Total U.S. Government Agencies (Cost $516,520,978)				516,520,978

U.S. Government Obligations—6.7%

United States Treasury Bills:
0.467%[2]	2/23/17	2/23/17	5,000,000	4,998,610
0.487%[2]	3/9/17	3/9/17	10,000,000	9,995,145
0.489%[2]	4/6/17	4/6/17	5,000,000	4,995,666

United States Treasury Nts.:
0.625%	8/31/17	8/31/17	6,000,000	5,995,352
0.75%	12/31/17	12/31/17	5,000,000	4,991,682
0.875%	11/15/17	11/15/17	6,000,000	6,001,298
1.00%	12/15/17	12/15/17	3,000,000	3,001,721
1.875%	9/30/17	9/30/17	4,000,000	4,027,989
4.25%	11/15/17	11/15/17	10,000,000	10,268,397

Total U.S. Government Obligations (Cost $54,275,860)				54,275,860

Repurchase Agreements—29.0%

Repurchase Agreements[3] (Cost $235,000,000)	235,000,000	235,000,000

Total Investments, at Value (Cost $807,796,838)	99.8%	807,796,838

Net Other Assets (Liabilities)	0.2	1,778,662

Net Assets	100.0%	$809,575,500

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

10        OPPENHEIMER GOVERNMENT CASH RESERVES

Footnotes to Statement of Investments (Continued)

1. Represents the current interest rate for a variable or increasing rate security.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount

Credit Agricole
Corp. &
Investment Bank	0.53%	1/27/17	2/3/17	$15,000,000

Credit Agricole
Corp. &
Investment Bank	0.55	1/31/17	2/1/17	22,000,000

Deutsche Bank
Securities, Inc.	0.54	1/31/17	2/1/17	7,000,000

Deutsche Bank
Securities, Inc.	0.55	1/3/17	2/2/17	7,000,000

Deutsche Bank
Securities, Inc.	0.61	1/5/17	2/6/17	4,000,000

Deutsche Bank
Securities, Inc.	0.61	1/10/17	2/13/17	6,000,000

Deutsche Bank
Securities, Inc.	0.61	1/26/17	3/1/17	7,000,000

Deutsche Bank
Securities, Inc.	0.61	1/6/17	2/10/17	6,000,000

RBC Dominion
Securities, Inc.	0.52	1/26/17	2/2/17	7,000,000

RBC Dominion
Securities, Inc.	0.52	1/25/17	2/1/17	20,000,000

RBC Dominion
Securities, Inc.	0.54	1/31/17	2/1/17	21,000,000

South Street
Securities LLC	0.66	1/31/17	2/1/17	78,000,000

TD Securities
(USA) LLC	0.54	1/31/17	2/1/17	15,000,000

TD Securities
(USA) LLC	0.55	1/31/17	2/7/17	20,000,000

Counterparty Collateralized By		Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]

Credit Agricole
Corp. &
Investment Bank U.S. Treasury Nts., 1.375%, 4/30/21		$(15,301,642)	$15,000,000	$15,001,610

Credit Agricole
Corp. &
Investment Bank U.S. Treasury Nts., 1.375%, 4/30/21		(22,440,433)	22,000,000	22,000,424

Deutsche Bank
Securities, Inc. U.S. Treasury Nts., 1.375%, 5/31/20		(7,140,138)	7,000,000	7,000,135

Deutsche Bank
Securities, Inc. U.S. Treasury Nts., 1.375%, 5/31/20		(7,143,223)	7,000,000	7,003,160

11        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]

Deutsche Bank
Securities, Inc.	U.S. Treasury Nts., 1.375%, 5/31/20	$(4,081,927)	$4,000,000	$4,001,889

Deutsche Bank
Securities, Inc.	U.S. Treasury Nts., 1.375%, 5/31/20	(6,122,293)	6,000,000	6,002,248

Deutsche Bank
Securities, Inc.	U.S. Treasury Nts., 1.375%, 5/31/20	(7,140,735)	7,000,000	7,000,721

Deutsche Bank
Securities, Inc.	U.S. Treasury Nts., 1.375%, 5/31/20	(6,122,791)	6,000,000	6,002,736

	U.S. Treasury Nts., 1.375%, 1/15/20
RBC Dominion	and U.S. Agency Mortgages, 3.50%-
Securities, Inc.	4.00%, 3/20/45-4/20/46	(7,140,619)	7,000,000	7,000,607

RBC Dominion	U.S. Agency Mortgages,
Securities, Inc.	3.00%-4.50%,10/20/43-4/20/46	(20,402,063)	20,000,000	20,002,022

	U.S. Treasury Bonds, 2.50%, 2/15/46
	and U.S. Treasury Bills, 0.00%,
RBC Dominion	3/16/17 and U.S. Agency Mortgages,
Securities, Inc.	3.50%-6.00%, 6/1/37-7/1/46	(21,420,402)	21,000,000	21,000,394

South Street	U.S. Agency Mortgages, 1.774%-
Securities LLC	5.898%, 6/1/18-10/1/46	(79,562,531)	78,000,000	78,002,482

TD Securities	U.S. Agency Mortgages, 3.00%,
(USA) LLC	9/1/28	(15,300,230)	15,000,000	15,000,225

TD Securities	U.S. Agency Mortgages, 3.00%-
(USA) LLC	4.50%, 9/1/28-3/20/41	(20,400,312)	20,000,000	20,000,306

		$(239,719,339)	$235,000,000	$235,018,959

a. Includes accrued interest.

See accompanying Notes to Financial Statements.

12        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES January 31, 2017 Unaudited

Assets

Investments, at value (cost $572,796,838)—see accompanying statement of investments	$572,796,838

Repurchase Agreements (cost and market value)	235,000,000

Cash	127,931

Receivables and other assets:

Shares of beneficial interest sold	4,431,989

Interest	461,680

Other	183,831

Total assets	813,002,269

Liabilities

Payables and other liabilities:

Shares of beneficial interest redeemed	3,334,441

Trustees’ compensation	84,752

Shareholder communications	2,247

Dividends	2,013

Other	3,316

Total liabilities	3,426,769

Net Assets	$809,575,500

Composition of Net Assets

Par value of shares of beneficial interest	$809,584

Additional paid-in capital	808,754,386

Accumulated net investment loss	(2,566)

Accumulated net realized gain on investments	14,096

Net Assets	$809,575,500

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $421,349,367 and 421,365,430 shares of beneficial interest outstanding)	$1.00

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,166,486 and 7,164,081 shares of beneficial interest outstanding)	$1.00

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $227,017,448 and 227,013,121 shares of beneficial interest outstanding)	$1.00

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $154,042,199 and 154,041,310 shares of beneficial interest outstanding)	$1.00

See accompanying Notes to Financial Statements.

13        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF

OPERATIONS For the Six Months Ended January 31, 2017 Unaudited

Investment Income

Interest	$1,935,897

Expenses
Management fees	1,983,590

Distribution and service plan fees:
Class A	447,535
Class B	32,208
Class C	878,276
Class R	385,408

Transfer and shareholder servicing agent fees:
Class A	492,288
Class B	9,448
Class C	257,627
Class R	169,579

Shareholder communications:
Class A	5,731
Class B	359
Class C	2,037
Class R	688

Trustees’ compensation	33,830

Custodian fees and expenses	2,375

Other	135,028

Total expenses	4,836,007
Less waivers and reimbursements of expenses	(2,942,335)

Net expenses	1,893,672

Net Investment Income	42,225

Net Realized Gain	9,796

Net Increase in Net Assets Resulting from Operations	$52,021

See accompanying Notes to Financial Statements.

14        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$42,225	$86,124

Net realized gain	9,796	4,300

Net increase in net assets resulting from operations	52,021	90,424

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(21,817)	(43,933)
Class B	(352)	(1,152)
Class C	(11,747)	(25,151)
Class R	(7,844)	(15,070)

	(41,760)	(85,306)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(18,876,983)	(14,573,222)
Class B	(2,904,848)	(4,095,135)
Class C	(10,611,664)	4,440,850
Class R	2,698,210	7,228,327

	(29,695,285)	(6,999,180)

Net Assets
Total decrease	(29,685,024)	(6,994,062)

Beginning of period	839,260,524	846,254,586

End of period (including accumulated net investment loss of $2,566 and $3,031, respectively)	$809,575,500	$839,260,524

See accompanying Notes to Financial Statements.

15        OPPENHEIMER GOVERNMENT CASH RESERVES

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized gain	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gain	0.00	0.00	(0.00)[2]	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$421,349	$440,221	$454,790	$461,755	$531,841	$482,808

Average net assets (in thousands)	$443,647	$451,257	$453,036	$515,076	$486,609	$523,787

Ratios to average net assets:[4]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses	0.93%	0.92%	0.93%	0.91%	0.93%	0.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%	0.44%	0.21%	0.20%	0.26%	0.31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

16        OPPENHEIMER GOVERNMENT CASH RESERVES

Class B	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized gain	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gain	0.00	0.00	(0.00)[2]	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,167	$10,071	$14,166	$23,173	$41,339	$58,386

Average net assets (in thousands)	$8,488	$13,158	$17,938	$33,363	$49,113	$72,461

Ratios to average net assets:[4]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses	1.49%	1.47%	1.49%	1.52%	1.58%	1.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%	0.42%	0.21%	0.20%	0.26%	0.30%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

17        OPPENHEIMER GOVERNMENT CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized gain	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gain	0.00	0.00	(0.00)[2]	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$227,018	$237,627	$233,185	$238,736	$291,800	$271,426

Average net assets (in thousands)	$232,232	$250,110	$238,275	$275,153	$270,305	$310,183

Ratios to average net assets:[4]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses	1.48%	1.47%	1.49%	1.46%	1.50%	1.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%	0.44%	0.21%	0.20%	0.25%	0.30%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

18        OPPENHEIMER GOVERNMENT CASH RESERVES

Class R	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized gain	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gain	0.00	0.00	(0.00)[2]	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$154,042	$151,342	$144,114	$166,802	$204,860	$211,506

Average net assets (in thousands)	$152,967	$147,965	$154,777	$186,116	$207,673	$233,950

Ratios to average net assets:[4]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses	1.23%	1.22%	1.23%	1.23%	1.28%	1.27%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%	0.44%	0.21%	0.20%	0.25%	0.30%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

19        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS January 31, 2017 Unaudited

1. Organization

Oppenheimer Government Cash Reserves (the “Fund”), formerly known as Oppenheimer Cash Reserves, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class R shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. As of July 1, 2014, Class N shares were renamed Class R shares. Class N shares subject to a contingent deferred sales charge (“CDSC”) on July 1, 2014, continue to be subject to a CDSC after the shares were renamed. Purchases of Class R shares occurring on or after July 1, 2014, are not subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value without any initial sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to

20        OPPENHEIMER GOVERNMENT CASH RESERVES

2. Significant Accounting Policies (Continued)

shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended July 31, 2016, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts

21        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Money Market Fund Reform. In accordance with the Reform Rules, adopted by the Securities and Exchange Commission (SEC) in July 2014, the Fund’s name changed from Oppenheimer Cash Reserves to Oppenheimer Government Cash Reserves effective September 28, 2016. Additionally the Board of Trustees approved the adoption of a new non-fundamental investment policy requiring each Fund to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. OFI Global is currently evaluating the amendments and their impact, if any, on the fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

22        OPPENHEIMER GOVERNMENT CASH RESERVES

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

23        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Short-Term Notes/Commercial Paper	$—	$2,000,000	$—	$2,000,000
U.S. Government Agencies	—	516,520,978	—	516,520,978
U.S. Government Obligations	—	54,275,860	—	54,275,860
Repurchase Agreements	—	235,000,000	—	235,000,000

Total Assets	$—	$807,796,838	$—	$807,796,838

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their

24        OPPENHEIMER GOVERNMENT CASH RESERVES

4.	Market Risk Factors (Continued)

value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
	Shares	Amount	Shares	Amount

Class A
Sold	161,796,071	$161,796,071	393,624,256	$393,624,256
Dividends and/or distributions reinvested	21,582	21,582	42,141	42,141
Redeemed	(180,694,636)	(180,694,636)	(408,239,619)	(408,239,619)

Net decrease	(18,876,983)	$(18,876,983)	(14,573,222)	$(14,573,222)

Class B
Sold	3,097,184	$3,097,184	12,578,958	$12,578,958
Dividends and/or distributions reinvested	347	347	1,136	1,136
Redeemed	(6,002,379)	(6,002,379)	(16,675,229)	(16,675,229)

Net decrease	(2,904,848)	$(2,904,848)	(4,095,135)	$(4,095,135)

Class C
Sold	102,316,935	$102,316,935	253,511,851	$253,511,851
Dividends and/or distributions reinvested	11,669	11,669	23,978	23,978
Redeemed	(112,940,268)	(112,940,268)	(249,094,979)	(249,094,979)

Net increase (decrease)	(10,611,664)	$(10,611,664)	4,440,850	$4,440,850

Class R
Sold	70,829,212	$70,829,212	118,443,166	$118,443,166
Dividends and/or distributions reinvested	7,750	7,750	14,912	14,912
Redeemed	(68,138,752)	(68,138,752)	(111,229,751)	(111,229,751)

Net increase	2,698,210	$2,698,210	7,228,327	$7,228,327

6. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager

25        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Fees and Other Transactions with Affiliates (Continued)

a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $250 million	0.500%
Next $250 million	0.475
Next $250 million	0.450
Next $250 million	0.425
Over $1.0 billion	0.400

The Fund’s effective management fee for the reporting period was 0.47% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will

26        OPPENHEIMER GOVERNMENT CASH RESERVES

6. Fees and Other Transactions with Affiliates (Continued)

be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to

0.20% of the daily net assets of Class A shares of the Fund. Effective July 1, 2009, the Distributor had contractually agreed to set that rate at 0%. When applicable, the Distributor uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class R shares daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. Beginning July 1, 2009, the Distributor has contractually decreased the rates for the asset-based sales charges for Class B, Class C and Class R shares and service fees for Class R shares to 0.00%. The Plans continue in effect from year to year only if the Fund’s Board of Trustees vote annually to approve its continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

27        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
January 31, 2017	$4,691	$—	$6,532	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit the Fund’s management fee to an annual rate of 0.40% of the daily net assets for each class of shares. As a result of this limitation, the Manager waived $294,603 for the reporting period.

The Manager has voluntarily undertaken to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. As a result, for the reporting period, the Manager waived or reimbursed the Fund $481,450, $9,580, $249,791 and $163,484 for Class A, Class B, Class C and Class R, respectively. There is no guarantee that the Fund will maintain a positive yield.

The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: 1) cause the Fund to generate a negative daily yield, and 2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. At period end, the following waived and/or reimbursed amounts are eligible for recapture:

Expiration Date	Class A	Class B	Class C	Class R
July 31, 2017	$ 2,626,184	$ 190,103	$ 1,402,920	$ 991,598
July 31, 2018	2,361,475	95,449	1,239,022	803,374
July 31, 2019	1,281,421	39,309	702,193	413,970
July 31, 2020	637,523	12,567	331,539	217,279

The Manager has not recaptured any previously waived and/or reimbursed amounts during the reporting period.

Effective July 1, 2009, the Distributor has contractually agreed to set the fee rate it is entitled to receive under the Distribution and/or Service Plans for Class A, Class B, Class C and Class R shares at 0.00%. For the reporting period, the Distributor waived receipt of Distribution and/or Service Plan fees from Class A, Class B, Class C and Class R shares in the amount of $447,535, $32,208, $878,276 and $385,408, respectively.

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

7. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the

28        OPPENHEIMER GOVERNMENT CASH RESERVES

7. Repurchase Agreements (Continued)

period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

	Repurchase Agreement Proceeds	Collateral (Received)
Counterparty	to be Received[1]	/ Pledged[1]	Net Exposure[2]

Repurchase Agreements
Credit Agricole Corp. & Investment Bank	$15,001,610	$(15,301,642)	$(300,032)
Credit Agricole Corp. & Investment Bank	22,000,424	(22,440,433)	(440,009)
Deutsche Bank Securities, Inc.	7,000,135	(7,140,138)	(140,003)
Deutsche Bank Securities, Inc.	7,003,160	(7,143,223)	(140,063)
Deutsche Bank Securities, Inc.	4,001,889	(4,081,927)	(80,038)
Deutsche Bank Securities, Inc.	6,002,248	(6,122,293)	(120,045)
Deutsche Bank Securities, Inc.	7,000,721	(7,140,735)	(140,014)
Deutsche Bank Securities, Inc.	6,002,736	(6,122,791)	(120,055)
RBC Dominion Securities, Inc.	7,000,607	(7,140,619)	(140,012)
RBC Dominion Securities, Inc.	20,002,022	(20,402,063)	(400,041)
RBC Dominion Securities, Inc.	21,000,394	(21,420,402)	(420,008)
South Street Securities LLC	78,002,482	(79,562,531)	(1,560,049)
TD Securities (USA) LLC	15,000,225	(15,300,230)	(300,005)
TD Securities (USA) LLC	20,000,306	(20,400,312)	(400,006)

	$235,018,959

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default.

29        OPPENHEIMER GOVERNMENT CASH RESERVES

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

30        OPPENHEIMER GOVERNMENT CASH RESERVES

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Proctor and Adam Wilde, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser, and the Sub-Adviser, including comparative performance information. The Board also reviewed information prepared by the Managers and by the independent consultant comparing the Fund’s historical performance to relevant market indices and to the performance of other retail money market taxable funds. The Board noted that the Fund’s performance for the one-, three- and five-year periods was equal to its performance category median. The Board also noted that the Fund outperformed its performance category median for the ten-year period. The Board also noted that the yield on money market securities remains at record lows and that the Adviser continues to waive a significant portion of the Fund’s fees.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail money market taxable funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual management fee and its total expenses were higher than their respective peer group medians and category medians. The Board considered that the Adviser has contractually agreed to waive a portion of its management fee so that the fees do not exceed an annual rate of 0.40% of the Fund’s average annual net assets for each class of shares. This fee waiver and/or reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus. The Board also noted that beginning January 1, 2009, the Adviser has voluntarily waived and/or reimbursed fees to the extent necessary to help the Fund maintain a positive yield and that those waivers have been significant. This undertaking may be amended or withdrawn at any time without prior notice to shareholders.

31        OPPENHEIMER GOVERNMENT CASH RESERVES

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through August 31, 2017. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

32        OPPENHEIMER GOVERNMENT CASH RESERVES

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

33        OPPENHEIMER GOVERNMENT CASH RESERVES

OPPENHEIMER GOVERNMENT CASH RESERVES

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Christopher Proctor, Vice President
Adam S. Wilde, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All rights reserved.

34        OPPENHEIMER GOVERNMENT CASH RESERVES

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

● Applications or other forms

● When you create a user ID and password for online account access

● When you enroll in eDocs Direct,SM our electronic document delivery service

● Your transactions with us, our affiliates or others

● Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

35        OPPENHEIMER GOVERNMENT CASH RESERVES

PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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39        OPPENHEIMER GOVERNMENT CASH RESERVES

Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0760.001.0117 March 24, 2017

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Government Cash Reserves

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/17/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/17/2017